Share Buyback (Details) - EUR (€) € in Millions			12 Months Ended
		Feb. 08, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares acquired (in shares)			27,368,909	31,734,256
Repurchase of shares	[1]		€ 1,508	€ 1,507	€ 1,509
Top of range
Disclosure of classes of share capital [line items]
Value of share buyback programme		€ 1,500

[1]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programme announced on 10 February 2022 and 8 February 2024.